Financial income and expense - Summary of financial income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Detailed Information about Financial Income [Abstract]
Interest income, Financial assets measured at AC		¥ 62,872	¥ 50,925	¥ 37,580
Dividends, Financial assets measured at FVOCI		2,995	1,390	1,138
Gain on revaluation of equity instruments, Financial assets measured at FVPL	[1]	2,636	77,755	71,385
Other		7,538	8,954	15,494
Total financial services revenue		¥ 76,041	¥ 139,024	¥ 125,597

[1]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, which reflects costs to be paid to Sony’s artists and distributed labels as well as the changes in the fair value of derivatives utilized to hedge exposure to market fluctuation risk, owned as of March 31, 2024, 2025 and 2026 resulted in an unrealized gain of 64,764 million yen (440 million U.S. dollars), 69,019 million yen (443 million U.S. dollars) and 9,919 million yen (74 million U.S. dollars), respectively.